UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here is Amendment  [ x ] ; Amendment Number:1
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
	   Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    November 19, 1999

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $1,549,435


List of Other Included Managers:

FORM 13 F           SEPTEMBER 1999
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                        FORM 13F INFORM
NAME OF ISSUER      TITLE OF
                    CLASS     CUSIP   VALUE   SHARES /   SH/ INVESTMENTOTHER           VOTING AUTHORITY
                                      (x$1000  PRN AMT   PRN DISCRETION  MGR   SOLE    SHARED   NONE
AK STL HLDG CORP    COMMON  001547108 73,752  4,041,188  SH     SOLE       0 2,147,357      0 1,893,831
ALLEGHANY CORP DEL  COMMON  017175100 66,480    375,591  SH     SOLE       0   203,779      0   171,812
ALLEGHENY TELEDYNE  COMMON  017415100 50,988  3,021,487  SH     SOLE       0 1,622,650      0 1,398,837
ATMOS ENERGY        COMMON  049560105 17,811    738,300  SH     SOLE       0   396,600      0   341,700
BALL CORP           COMMON  058498106 62,341  1,414,836  SH     SOLE       0   762,450      0   652,386
CHICAGO TITLE CORP  COMMON  168228104 20,691    518,087  SH     SOLE       0   277,956      0   240,131
CITIZENS UTILITIES  CL B    177342201 54,238  4,794,500  SH     SOLE       0 2,617,900      0 2,176,600
COOPER CAMERON CORP COMMON  216640102 30,745    814,450  SH     SOLE       0   439,850      0   374,600
CROWN CORK & SEAL   COMMON  228255105 23,057    950,800  SH     SOLE       0   526,100      0   424,700
DEVON ENERGY CORP   COMMON  25179M103 62,934  1,518,773  SH     SOLE       0   816,617      0    702156
DONNELLEY R R & SONSCOMMON  257867101 37,409  1,295,535  SH     SOLE       0   694,200      0   601,335
EASTERN ENTERPRISES COMMON  27637F100 84,012  1,809,135  SH     SOLE       0   976,800      0   832,335
EASTMAN KODAK CO    COMMON  277461109 54,571    721,600  SH     SOLE       0   389,500      0   332,100
ENGELHARD CORP      COMMON  292845104 51,052  2,797,350  SH     SOLE       0 1,522,900      0 1,274,450
FOOTSTAR INC        COMMON  344912100 61,002  1,730,540  SH     SOLE       0   930,946      0   799,594
FORT JAMES CORP     COMMON  347471104 44,563  1,669,800  SH     SOLE       0   908,500      0   761,300
GRACE W R & CO DEL  COMMON  38388F108 60,501  3,694,700  SH     SOLE       0 2,002,300      0 1,692,400
HARTMARX CORP       COMMON  417119104  3,011    752,693  SH     SOLE       0   364,600      0   388,093
HERCULES INC        COMMON  427056106 45,769  1,598,928  SH     SOLE       0   860,250      0   738,678
KN ENERGY INC       COMMON  482620101 29,152  1,299,250  SH     SOLE       0   705,550      0    593700
KERR MCGEE CORP     COMMON  492386107 43,287    786,145  SH     SOLE       0   425,312      0   360,833
NORTHEAST UTILS     COMMON  664397106 49,788  2,709,577  SH     SOLE       0 1,469,750      0 1,239,827
OCEAN ENERGY INC TEXCOMMON  67481E106 31,519  3,093,900  SH     SOLE       0 1,669,800      0 1,424,100
ONEOK INC           COMMON  682680103 10,913    360,000  SH     SOLE       0   197,100      0   162,900
PIONEER NAT RES CO  COMMON  723787107     14      1,300  SH     SOLE       0     1,300      0         0
R&B FALCON          COMMON  74912E101 21,896  1,668,300  SH     SOLE       0   929,800      0    738500
REYNOLDS METALS CO  COMMON  761763101 48,257    799,281  SH     SOLE       0   434,800      0   364,481
STANLEY WORKS       COMMON  854616109 40,539  1,609,500  SH     SOLE       0   863,000      0   746,500
SUNOCO, INC.        COMMON  86764P109 48,274  1,763,424  SH     SOLE       0   948,374      0   815,050
TENNECO INC NEW     COMMON  88037E101 22,749  1,338,200  SH     SOLE       0   709,700      0   628,500
TERRA INDS INC      COMMON  880915103  4,525  2,681,200  SH     SOLE       0 1,433,600      0 1,247,600
UGI CORP NEW        COMMON  902681105 63,491  2,730,800  SH     SOLE       0 1,481,900      0 1,248,900
UNION PAC CORP      COMMON  907818108 20,687    430,416  SH     SOLE       0   231,800      0   198,616
U S INDS INC NEW    COMMON  912080108 64,164  4,073,900  SH     SOLE       0 2,196,350      0 1,877,550
VENATOR GROUP INC   COMMON  922944103 57,036  6,661,192  SH     SOLE       0 3,595,200      0 3,065,992
WASTE MANAGEMENT    COMMON  94106L109 36,034  1,871,900  SH     SOLE       0 1,009,600      0    862300
WESTERN RES INC     COMMON  959425109 52,183  2,441,300  SH     SOLE       0 1,321,200      0 1,120,100